ALLIANCEBERNSTEIN WEALTH STRATEGIES

-	AllianceBernstein Wealth Appreciation Strategy

“Wealth Appreciation”

-	AllianceBernstein Balanced Wealth Strategy

“Balanced Wealth”

-	AllianceBernstein Conservative Wealth Strategy

“Conservative Wealth”

-	AllianceBernstein Tax-Managed Wealth Appreciation Strategy

“Tax-Managed Wealth Appreciation”

-	AllianceBernstein Tax-Managed Balanced Wealth Strategy

“Tax-Managed Balanced Wealth”

-	AllianceBernstein Tax-Managed Conservative Wealth Strategy

“Tax-Managed Conservative Wealth”

(each, a “Wealth Strategy” and together, the “Wealth Strategies”)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

-	AllianceBernstein 2000 Retirement Strategy
-	AllianceBernstein 2005 Retirement Strategy
-	AllianceBernstein 2010 Retirement Strategy
-	AllianceBernstein 2015 Retirement Strategy
-	AllianceBernstein 2020 Retirement Strategy
-	AllianceBernstein 2025 Retirement Strategy
-	AllianceBernstein 2030 Retirement Strategy
-	AllianceBernstein 2035 Retirement Strategy
-	AllianceBernstein 2040 Retirement Strategy
-	AllianceBernstein 2045 Retirement Strategy
-	AllianceBernstein 2050 Retirement Strategy
-	AllianceBernstein 2055 Retirement Strategy

(each, a “Retirement Strategy” and together, the “Retirement Strategies”)

Supplement dated August 30, 2013 to the Prospectus and Summary Prospectuses dated December 31, 2012 of AllianceBernstein Wealth Strategies (the “Wealth Strategies Prospectuses”) and to the Prospectus and Summary Prospectuses dated December 31, 2012 of AllianceBernstein Retirement Strategies (the “Retirement Strategies Prospectuses”).

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PORTFOLIO MANAGERS

The following chart replaces the chart under the heading “Portfolio Managers” in the summary sections of the Wealth Strategies Prospectuses and the Retirement Strategies Prospectuses and reflects those persons responsible for day-to-day management of each Wealth Strategy’s and Retirement Strategy’s portfolio.

Wealth Strategies Prospectuses:

Employee	Length of Service	Title
Christopher H. Nikolich	Since 2000	Senior Vice President of the Adviser
Patrick J. Rudden	Since 2009	Senior Vice President of the Adviser
Daniel J. Loewy	Since 2013	Senior Vice President of the Adviser
Vadim Zlotnikov	Since 2013	Senior Vice President of the Adviser

Retirement Strategies Prospectuses:

Employee	Length of Service	Title
Christopher H. Nikolich	Since 2005	Senior Vice President of the Adviser
Patrick J. Rudden	Since 2009	Senior Vice President of the Adviser
Daniel J. Loewy	Since 2013	Senior Vice President of the Adviser
Vadim Zlotnikov	Since 2013	Senior Vice President of the Adviser

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The following information supplements certain information in the Wealth Strategies Prospectuses and Retirement Strategies Prospectuses under the heading “Management of the Strategies – Portfolio Managers”.

Wealth Strategies Prospectuses

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Christopher H. Nikolich; since 2000; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2008, and Head of Research and Investment Design — Defined Contribution.

Patrick J. Rudden; since 2009; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2008, and Head of Blend Strategies.

Daniel J. Loewy; since 2013; Senior Vice President of the Adviser	Senior Vice President and Chief Investment Officer — Dynamic Asset Allocation of the Adviser, with which he has been associated since prior to 2008.

Vadim Zlotnikov; since 2013; Senior Vice President of the Adviser	Senior Vice President and Chief Market Strategist of the Adviser since 2010. Previously, he was Chief Investment Officer of Growth Equities since 2008. Prior thereto, he was the Chief Investment Strategist for Sanford C. Bernstein’s institutional research unit since prior to 2008.

Retirement Strategies Prospectuses

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Christopher H. Nikolich; since 2005; Senior Vice President of the Adviser	(see above)

Patrick J. Rudden; since 2009; Senior Vice President of the Adviser	(see above)

Daniel J. Loewy; since 2013; Senior Vice President of the Adviser	(see above)

Vadim Zlotnikov; since 2013; Senior Vice President of the Adviser	(see above)

This Supplement should be read in conjunction with the Prospectuses for the Wealth Strategies and Retirement Strategies.

You should retain this Supplement with your Prospectuses for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

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